Results From Financial Transactions - Summary of Realized Gains and Losses on Financial Investment Comprise (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ (92)	€ 431	€ 327
Available-for-sale investments [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	(108)	411	311
Loans [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ 16	€ 20	€ 16